Other short-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCRUED LIABILITIES [Abstract]
Matching loans from related parties	$ 184,239	$ 0
Customer deposits	4,509	4,315
Advance from government grants	1,694	4,613
Others	7,723	5,965
Total	$ 198,165	$ 14,893